UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds, Inc.

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds, Inc.

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2012

Date of reporting period:  March 31, 2012

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2012

Mutual Funds (97.1%)	Shares	Value

Fidelity Small Cap Discovery	14,454	327,519
T Rowe Price Small Cap Stock	9,135	323,941
Cambiar Small Cap Inv	16,935	323,289
Pimco Small Cap StockPLUS TR I	41,037	318,855
Southernsun Small Cap Inv	14,434	317,972
Parnassus Small Cap	12,794	300,531
Homestead Small Company Stock	11,415	291,197
TFS Small Cap	20,933	286,157
Janus Triton T	14,844	271,786
Royce 100 Inv	24,282	240,393
Royce Dividend Value Inv	33,875	239,835
Allianz NFJ Small Cap Value I	7,471	233,235
Marshall Small Cap Growth Y	11,023	213,852
Berwyn Fund	6,479	213,605
Adirondack Small Cap	12,838	202,064
Schneider Small Cap Value	10,339	168,725
Dreyfus Opportunistic Small Cap	6,273	168,307
Royce Micro Cap Inv	9,999	163,177

Total Mutual Funds		4,604,440

Short-Term Securities (0.6%)

Fidelity Institutional Money Market		29.691

Total Short-Term Securities		29,691

Total Investments in Securities		4,634,131

Other Assets (2.2%)		106,119

Net Assets (100%)		$ 4,740,250

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

March 31, 2012

Mutual Funds (96.3%)	Shares	Value

Wells Fargo Advantage Growth Adm	11,947	511,101
Weitz Partners III Oportunity I	35,674	461,260
Brown Advisory Growth Equity I	29,922	447,338
Sterling Capital Equity Income I	26,776	421,187
Pimco Fundamental Index Plus Trust I	70,038	410,425
Gabelli Assett AAA	7,332	382,239
Scout Mid Cap	25,955	378,422
Ivy Mid Cap Growth I	18,802	365,314
Yacktman	19,206	361,448
LKCM Equity Int	19,733	339,010
Royce Special Equity Multi-Cap	28,285	337,446
Artisan Mid Cap Value Inv	15,527	334,614
Columbia Dividend Opportunity Z	38,599	333,878
ING Corporate Leaders Trust CL B	13,889	332,500
Fairholme	10,691	324,590
Primecap Odyssey Growth	18,850	315,551
Aston/Fairpointe Mid Cap N	9,347	312,670
T Rowe Price Media & Telecommunications	5,146	283,417
Fidelity Select Consumer Staples	3,661	283,289
Ridgeworth Mid Cap Value Equity I	23,511	260,266

Total Mutual Funds		7,195,965

Short-Term Securities (1.9%)

Fidelity Institutional Money Market		144,139

Total Short-Term Securities		144,139

Total Investments in Securities		7,340,104

Other Assets (1.8%)		133,915

Net Assets (100%)		$ 7,474,019

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2012

Mutual Funds (90.6%)	Shares	Value

Oppenheimer Developing Markets Y	7,996	266,197
TFS Market Neutral	17,250	258,744
Prudential Global Real Estate Z	12,904	256,152
Wasatch Emerging Markets Small Cap	96,627	254,128
Virtus Emerging Market Opportunities	25,721	251,552
Lazard Emerging Markets Equity I	12,587	248,087
Permanent Portfolio	4,841	235,927
T. Rowe Price Health Sciences	6,053	232,744
Oakmark International I	10,357	200,200
Allianz NFJ International Value I	9,788	199,677
Harbor International I	3,321	199,282
T. Rowe Price Latin America	4,310	188,857
First Eagle Global I	3,646	179,363
T. Rowe Price International Discovery	3,422	149,698
Blackrock International Opportunities I	4,498	146,231
Royce Global Value Inv	10,879	144,582
Fidelity Canada	2,590	137,148
Janus Overseas T	3,626	136,610
Manning and Napier International S	16,324	135,163
T. Rowe Price Global Technology	9,407	105,174
Vanguard Energy	1,701	104,706
Franklin Gold and Precious Metals Adv	2,793	102,803
Nuveen Global Infrastructure I	10,593	97,140
Nuveen Tradewinds Global Resources I	4,148	84,197

Total Mutual Funds		4,314,362

Short-Term Securities (8.3%)

Fidelity Institutional Money Market		396,373

Total Short-term Securities		396,373

Total Investments in Securities		4,710,735

Other Assets (1.1%)		54,117

Net Assets (100%)		$ 4,764,852

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2012

Mutual Funds (68.8%)	Shares	Value

Pimco Emerging Local Bond I	9,930	106,753
Loomis Sayles Bond I	7,062	103,602
DoubleLine Total Return Bond I	8,929	99,732
Pimco Foreign Bond (Unhedged) I	9,141	99,360
Lord Abbett Short Duration Income F	16,741	77,009
Weitz Short/Intermediate Inc I	6,068	75,728
Berwyn Income	5,564	74,944
Fifth Third Strategic Income - I	7,049	74,648
Vanguard High Yield Corporate - Adv	11,905	69,524
Allianz AGIC Convertible D	1,933	54,814
Aegis High Yield	5,562	53,393
Fidelity Floating Rate High Income	5,330	52,292
Frankin Templeton Global Bond - Adv	3,965	51,943
Vanguard High Dividend Yield Index Inv	2,658	51,037
Credit Suisse Floating Rate High Income CL I	7,394	50,222
Fideltiy New Markets Income	3,024	49,970
Hussman Strategic Total Return	4,013	49,197

Total Mutual Funds		1,194,168

Short-Term Securities (26.3%)

Fidelity Institutional Money Market		456,237

Total Short-term Securities		456,237

Total Investments in Securities		1,650,405

Other Assets (4.9%)		85,726

Net Assets (100%)		$ 1,736,131

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 4,740,250	$ 7,474,019	$ 4,764,852	$ 1,736,131
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 4,740,250	$ 7,474,019	$ 4,764,852	$ 1,736,131

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 29, 2012